Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 143	$ 50	$ 65
Deferred income tax (recovery) expense related to the origination and reversal of temporary differences	(45)	215	153
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(5)	(3)	(2)
Write-down (reversal of write-down) of unrecognized deferred income tax assets	(13)	(178)	(24)
Income tax expense	80	84	192
Current income tax expense	143	50	65
Deferred income tax (recovery) expense	$ (63)	$ 34	$ 127